Commitments, guarantees, contingencies and other disclosures - Summary of Commitments Other than Capital Commitment (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Oil And Gas [member] | Cairn India [member]
Statement [LineItems]
Committed work programme	₨ 58,409	$ 775	₨ 38,113